SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2018
Share Capital, Reserves, And Other Equity Interest [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Share Capital

	6 mos 2018		6 mos 2017
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of period	86.4	$1,350	85.8	$1,341
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan	0.3	6	0.3	4
Common shares outstanding, end of period	86.7	$1,356	86.1	$1,345

Dividend Reinvestment Plan
Year-to-date, less than $1 million of dividends was reinvested in common shares (2017 – less than $1 million).
Merger Reserve
On March 31, 2015, the Company and Ainsworth Lumber Co. Ltd. (Ainsworth) completed an arrangement under which the Company acquired all of the outstanding common shares of Ainsworth in an all-share transaction. The Company elected not to account for this transaction as a business combination under IFRS 3, Business Combinations, as the transaction represented a combination of entities under common control of Brookfield. Accordingly, the book values of the two entities were combined and no adjustments were made to reflect fair values or to recognize any new assets or liabilities of either entity.

The merger reserve represents the difference between the fair value of the Norbord common shares on the date of issuance and the book value of Ainsworth’s net assets exchanged.
Stock Options
Year-to-date, 0.2 million stock options were granted (2017 – 0.2 million stock options) and stock option expense of less than $1 million was recorded with a corresponding increase in contributed surplus (2017 – less than $1 million).

Year-to-date, 0.3 million common shares (2017 – 0.3 million common shares) were issued as a result of options exercised under the stock option plan for total cash proceeds of $4 million (2017 – $3 million) plus $1 million (2017 – $1 million) representing the vested amount of stock options transferred from contributed surplus.
Accumulated Other Comprehensive Loss

(US $ millions)	Jun 30, 2018	Dec 31, 2017
Foreign currency translation loss on foreign operations, net of tax of $(6) (December 31, 2017 – $(5))	$(148)	$(138)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2017 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligation, net of tax of $9 (December 31, 2017 – $9)	(26)	(30)
Accumulated other comprehensive loss, net of tax	$(182)	$(176)

SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Share Capital

	6 mos 2018		6 mos 2017
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of period	86.4	$1,350	85.8	$1,341
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan	0.3	6	0.3	4
Common shares outstanding, end of period	86.7	$1,356	86.1	$1,345

Dividend Reinvestment Plan
Year-to-date, less than $1 million of dividends was reinvested in common shares (2017 – less than $1 million).
Merger Reserve
On March 31, 2015, the Company and Ainsworth Lumber Co. Ltd. (Ainsworth) completed an arrangement under which the Company acquired all of the outstanding common shares of Ainsworth in an all-share transaction. The Company elected not to account for this transaction as a business combination under IFRS 3, Business Combinations, as the transaction represented a combination of entities under common control of Brookfield. Accordingly, the book values of the two entities were combined and no adjustments were made to reflect fair values or to recognize any new assets or liabilities of either entity.

The merger reserve represents the difference between the fair value of the Norbord common shares on the date of issuance and the book value of Ainsworth’s net assets exchanged.
Stock Options
Year-to-date, 0.2 million stock options were granted (2017 – 0.2 million stock options) and stock option expense of less than $1 million was recorded with a corresponding increase in contributed surplus (2017 – less than $1 million).

Year-to-date, 0.3 million common shares (2017 – 0.3 million common shares) were issued as a result of options exercised under the stock option plan for total cash proceeds of $4 million (2017 – $3 million) plus $1 million (2017 – $1 million) representing the vested amount of stock options transferred from contributed surplus.
Accumulated Other Comprehensive Loss

(US $ millions)	Jun 30, 2018	Dec 31, 2017
Foreign currency translation loss on foreign operations, net of tax of $(6) (December 31, 2017 – $(5))	$(148)	$(138)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2017 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligation, net of tax of $9 (December 31, 2017 – $9)	(26)	(30)
Accumulated other comprehensive loss, net of tax	$(182)	$(176)